Expense Example, No Redemption {- Fidelity® Small Cap Growth Fund} - 07.31 Fidelity Small Cap Growth Fund AMCIZ PRO-11 - Fidelity® Small Cap Growth Fund	Sep. 29, 2021 USD ($)
Fidelity Small Cap Growth Fund-Class A
Expense Example, No Redemption:
1 Year	$ 699
3 Years	960
5 Years	1,242
10 Years	2,042
Fidelity Small Cap Growth Fund-Class M
Expense Example, No Redemption:
1 Year	502
3 Years	822
5 Years	1,165
10 Years	2,131
Fidelity Small Cap Growth Fund-Class C
Expense Example, No Redemption:
1 Year	209
3 Years	646
5 Years	1,108
10 Years	2,192
Fidelity Small Cap Growth Fund - Class I
Expense Example, No Redemption:
1 Year	106
3 Years	331
5 Years	574
10 Years	1,271
Fidelity Small Cap Growth Fund-Class Z
Expense Example, No Redemption:
1 Year	92
3 Years	287
5 Years	498
10 Years	$ 1,108